Business Combinations - Pro Forma Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Business Combination and Asset Acquisition [Abstract]
Revenue	$ 62,386	$ 54,455	$ 122,096	$ 107,646	$ 3,023	$ 202,316
Net income (loss)	$ (5,160)	$ 4,126	$ 15,034	$ 4,051	$ (1,454)	$ (12,195)